Condensed Consolidated Interim Statements of Shareholders' Equity (USD $) In Thousands, except Share data		Total	Deferred Shares [Member]	Ordinary Shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012		$ 2,290		$ 1,644	$ (27)	$ 53,413	$ (52,740)
Balance, shares at Dec. 31, 2012	[1]		17,030	7,693,792	2,125
Conversion of convertible loan from principal shareholder		8,546		454		8,092
Conversion of convertible loan from principal shareholder, shares				2,053,398
Issuance of shares		4,929		681		4,248
Issuance of shares, shares				3,000,000
Issuance of warrants		17				17
Issuance of shares At-The-Market		3		3
Issuance of shares At-The-Market, shares				16,028
Stock compensation expense		1,172				1,172
Net loss for the period		(9,528)					(9,528)
Balance at Dec. 31, 2013		7,429		2,782	(27)	66,942	(62,268)
Balance, shares at Dec. 31, 2013	[1]		17,030	12,763,218	2,125
Stock compensation expense		518				518
Net loss for the period		(4,483)					(4,483)
Balance at Jun. 30, 2014		$ 3,464		$ 2,782	$ (27)	$ 67,460	$ (66,751)
Balance, shares at Jun. 30, 2014	[1]		17,030	12,763,218	2,125

[1]	Ordinary Shares - NIS 0.8 par valueAuthorized shares: 50,000,000 Ordinary Shares as of June 30, 2014 and December 31, 2013; issued and outstanding Ordinary Shares 12,765,343 as of June 30, 2014 and December 31, 2013 (including 2,125 which are held by a subsidiary).Deferred Shares - NIS 0.1 par valueAuthorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of June 30, 2014 and December 31, 2013.